Organization and Business Description (Details) - Schedule subsidiaries and variable interest entities	12 Months Ended
Dec. 31, 2020
Global Mentor Board Information Technology Limited (“GMB HK”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Mar. 22, 2019
Place of incorporation	HK
Percentage of effective ownership	100.00%
Principal Activities	Holding company of WFOE
Beijing Mentor Board Union Information Technology Co, Ltd. (“GIOP BJ” or “WFOE”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Jun. 03, 2019
Place of incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	Holding company
Global Mentor Board (Beijing) Information Technology Co., Ltd. (“SDH” or “VIE”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Dec. 05, 2014
Place of incorporation	PRC
Percentage of effective ownership	0.00%
Principal Activities	peer-to-peer knowledge sharing and enterprise service platform provider
Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB (Hangzhou)”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Nov. 01, 2017
Place of incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	Consulting, training and tailored services provider
Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Jun. 30, 2017
Place of incorporation	PRC
Percentage of effective ownership	51.00%
Principal Activities	Consulting services provider
Linking (Shanghai) Network Technology Co., Ltd. (“Linking”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Dec. 29, 2017
Place of incorporation	PRC
Percentage of effective ownership	51.00%
Principal Activities	network technology development services and technical consulting services provider
Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Jun. 22, 2017
Place of incorporation	PRC
Percentage of effective ownership	51.00%
Principal Activities	cultural and artistic exchanges and planning, conference services provider
Shidong(Beijing)Information Technology Co., LTD. (“GMB (Beijing)”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Jun. 19, 2018
Place of incorporation	PRC
Percentage of effective ownership	51.00%
Principal Activities	information technology services provider
Mentor Board Voice of Seeding (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”) [Member
Wholly owned subsidiaries
Date of Incorporation	Aug. 29, 2018
Place of incorporation	PRC
Percentage of effective ownership	51.00%
Principal Activities	Technical services provider
Shidong Zibo Digital Technology Co., Ltd. (“GMB Zibo”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Oct. 16, 2020
Place of incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	Technical services provider